Note 3 - Debt and Equity Securities - Debt and Equity Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale, amortized cost	$ 420,207	$ 295,683
Securities, Available-for-sale, Gross Unrealized Gains	2,908	41
Securities, Available-for-sale, Gross Unrealized Losses	1,970	10,472
Debt Securities, Available-for-sale, Total	421,145	285,252
US Government-sponsored Enterprises Debt Securities [Member]
Available-for-sale, amortized cost	59,735	71,446
Securities, Available-for-sale, Gross Unrealized Gains	48	0
Securities, Available-for-sale, Gross Unrealized Losses	204	2,979
Debt Securities, Available-for-sale, Total	59,579	68,467
Collateralized Mortgage Backed Securities [Member]
Available-for-sale, amortized cost	265,648	152,375
Securities, Available-for-sale, Gross Unrealized Gains	2,300	9
Securities, Available-for-sale, Gross Unrealized Losses	635	4,874
Debt Securities, Available-for-sale, Total	267,313	147,510
Asset-backed Securities [Member]
Available-for-sale, amortized cost	27,531	22,534
Securities, Available-for-sale, Gross Unrealized Gains	1	10
Securities, Available-for-sale, Gross Unrealized Losses	303	844
Debt Securities, Available-for-sale, Total	27,229	21,700
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale, amortized cost	67,293	49,328
Securities, Available-for-sale, Gross Unrealized Gains	559	22
Securities, Available-for-sale, Gross Unrealized Losses	828	1,775
Debt Securities, Available-for-sale, Total	$ 67,024	$ 47,575